Taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 USD ($)
Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax rate	75.00%	75.00%	75.00%
Taxable income	¥ 49,000	$ 937,000	$ 190,000
Taxable income percentage	50.00%	50.00%	50.00%
Income tax due	5 years	5 years	5 years
Income tax saving amount	¥ 497,152	$ 70,551		¥ 10,314,162	¥ 18,153,904
Basic | (per share)	¥ (2.41)	$ (0.34)		¥ (2.08)	¥ (1.41)	$ 0.06
Diluted | (per share)	¥ (2.41)	$ (0.34)		¥ (2.08)	(1.41)	$ 0.06
Net operating loss carry forwards	¥ 19,352,270						$ 2,732,329
VAT Percentage	6.00%	6.00%	6.00%
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%
Taxable income			$ 10,000
GST rate	7.00%	7.00%	7.00%
China [Member]
Taxes [Line Items]
Statutory income tax rate	10.00%	10.00%	10.00%
Reduced income tax	12.50%	12.50%	12.50%
VAT Percentage	13.00%	13.00%	13.00%
Guangdong Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%
Hainan Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%
PRC [Member]
Taxes [Line Items]
Basic | (per share)	¥ 0.18	$ 0.03			0.14
Diluted | (per share)	¥ 0.18	$ 0.03			¥ 0.14
Enterprise Income Tax [Member]
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Enterprise income tax rate	15.00%	15.00%	15.00%